United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

811-07925

(Investment Company Act File Number)

WesMark Funds

(Exact Name of Registrant as Specified in Charter)

One Bank Plaza

Wheeling, WV 26003

(Address of Principal Executive Offices)

(304) 234-9000

(Registrant’s Telephone Number)

JoEllen L Legg, Esquire

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1 – March 31, 2015

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY GROWTH FUND

March 31, 2015 (Unaudited)

Shares/Principal Amount		Value

COMMON STOCKS-85.6%
CONSUMER DISCRETIONARY-11.6%
	Apparel Retail-4.6%
50,000	Chico’s FAS, Inc.	$884,500
60,000	Foot Locker, Inc.	3,780,000

		4,664,500
	Auto Parts & Equipment-0.3%
7,900	Standard Motor Products, Inc.	333,854

	Automotive Retail-3.1%
32,200	Lithia Motors, Inc., Class A	3,201,002

	Computer & Electronics Retail-0.2%
6,700	GameStop Corp., Class A	254,332

	Housewares & Specialties-2.5%
48,000	Jarden Corp.(1)	2,539,200

	Restaurants-0.9%
3,500	Buffalo Wild Wings, Inc.(1)	634,340
7,300	Zoe’s Kitchen, Inc.(1)	243,017

		877,357

TOTAL CONSUMER DISCRETIONARY		11,870,245

CONSUMER STAPLES-5.4%
	Brewers-2.1%
8,000	Boston Beer Co., Inc., Class A(1)	2,139,200

	Food Distributors-0.4%
4,500	United Natural Foods, Inc.(1)	346,680

	Food Retail-0.7%
6,300	Fresh Market, Inc.(1)	256,032
14,000	Sprouts Farmers Market, Inc.(1)	493,220

		749,252
	Packaged Foods & Meats-2.2%
4,000	Hain Celestial Group, Inc.(1)	256,200
45,000	WhiteWave Foods Co.(1)	1,995,300

		2,251,500

TOTAL CONSUMER STAPLES		5,486,632

ENERGY-4.2%
	Oil & Gas Exploration & Production-2.9%
48,500	Carrizo Oil & Gas, Inc.(1)	2,408,025
10,000	SM Energy Co.	516,800

		2,924,825
	Oil & Gas Refining & Marketing-1.3%
15,000	Tesoro Corp.	1,369,350

Shares/Principal Amount		Value

TOTAL ENERGY		$4,294,175

FINANCIALS-10.6%
	Asset Management & Custody Banks-2.0%
15,000	Cohen & Steers, Inc.	614,250
68,000	WisdomTree Investments, Inc.	1,459,280

		2,073,530
	Consumer Finance-0.6%
11,500	PRA Group, Inc.(1)	624,680

	Investment Banking & Brokerage-2.8%
4,500	Lazard, Ltd., Class A	236,655
45,900	Stifel Financial Corp.(1)	2,558,925

		2,795,580
	Property & Casualty Insurance-1.5%
19,500	Allied World Assurance Co. Holdings AG	787,800
20,000	First American Financial Corp.	713,600

		1,501,400
	Regional Banks-3.7%
20,000	Banner Corp.	918,000
105,000	Cardinal Financial Corp.	2,097,900
15,900	TCF Financial Corp.	249,948
10,000	UMB Financial Corp.	528,900

		3,794,748

TOTAL FINANCIALS		10,789,938

HEALTH CARE-8.0%
	Biotechnology-0.5%
2,000	Medivation, Inc.(1)	258,140
5,500	Neurocrine Biosciences, Inc.(1)	218,405

		476,545
	Health Care Equipment-3.7%
25,000	Analogic Corp.	2,272,500
35,000	Insulet Corp.(1)	1,167,250
15,000	SurModics, Inc.(1)	390,450

		3,830,200
	Health Care Supplies-2.0%
12,000	Align Technology, Inc.(1)	645,420
30,000	Neogen Corp.(1)	1,401,900

		2,047,320
	Life Sciences Tools & Services-0.7%
11,000	PAREXEL International Corp.(1)	758,890

	Pharmaceuticals-1.1%
8,200	Catalent, Inc.(1)	255,430
20,000	Prestige Brands Holdings, Inc.(1)	857,800

		1,113,230

TOTAL HEALTH CARE		8,226,185

INDUSTRIALS-29.6%
	Aerospace & Defense-7.8%
79,000	Hexcel Corp.	4,062,180
52,400	Moog, Inc., Class A(1)	3,932,620

		7,994,800

Shares/Principal Amount		Value

	Airlines-3.6%
19,000	Allegiant Travel Co.	$3,653,510

	Building Products-5.0%
54,000	AAON, Inc.	1,324,620
27,000	Lennox International, Inc.	3,015,630
30,000	Masco Corp.	801,000

		5,141,250
	Construction & Engineering-5.1%
35,200	Chicago Bridge & Iron Co., N.V.	1,733,952
12,500	MasTec, Inc.(1)	241,250
112,000	Quanta Services, Inc.(1)	3,195,360

		5,170,562

	Construction Machinery & Heavy Equipment-0.3%
10,000	Allison Transmission Holdings, Inc.	319,400

	Electronics-1.3%
18,000	OSI Systems, Inc.(1)	1,336,680

	Industrial Conglomerates-0.2%
2,700	Carlisle Cos, Inc.	250,101

	Miscellaneous Manufacturing-0.5%
20,000	Actuant Corp., Class A	474,800

	Office Services & Supplies-0.3%
14,500	Steelcase, Inc., Class A	274,630

	Trading Companies & Distributors-2.6%
11,000	H&E Equipment Services, Inc.	274,890
25,600	United Rentals, Inc.(1)	2,333,696

		2,608,586
	Trucking-2.9%
9,500	Celadon Group, Inc.	258,590
3,600	Landstar System, Inc.	238,680
21,800	Ryder System, Inc.	2,068,602
15,000	Swift Transportation Co.(1)	390,300

		2,956,172

TOTAL INDUSTRIALS		30,180,491

INFORMATION TECHNOLOGY-11.4%
	Application Software-2.2%
30,000	Bottomline Technologies (de), Inc.(1)	821,100
33,000	NetScout Systems, Inc.(1)	1,447,050

		2,268,150
	Computer Hardware-0.8%
27,600	NCR Corp.(1)	814,476

	Data Processing & Outsourced Services-2.9%
30,000	Heartland Payment Systems, Inc.	1,405,500
30,000	Syntel, Inc.(1)	1,551,900

		2,957,400
	Electronic Manufacturing Services-0.7%
30,000	Benchmark Electronics, Inc.(1)	720,900

Shares/Principal Amount		Value

	Internet Software & Services-0.6%
10,000	j2 Global, Inc.	$656,800

	Semiconductor Equipment-2.0%
79,400	Teradyne, Inc.	1,496,690
30,000	Ultratech, Inc.(1)	520,200

		2,016,890
	Semiconductors-0.3%
4,800	First Solar, Inc.(1)	286,992

	Systems Software-1.6%
10,000	FireEye, Inc.(1)	392,500
26,500	Qualys, Inc.(1)	1,231,720

		1,624,220
	Technology Distributors-0.3%
3,300	SYNNEX Corp.	254,925

TOTAL INFORMATION TECHNOLOGY		11,600,753

MATERIALS-2.0%
	Diversified Metals & Mining-0.7%
21,000	US Silica Holdings, Inc.	747,810

	Forest Products-1.3%
81,500	Louisiana-Pacific Corp.(1)	1,345,565

TOTAL MATERIALS		2,093,375

UTILITIES-2.8%

	Electric Utilities-2.8%
76,000	ITC Holdings Corp.	2,844,680

TOTAL UTILITIES		2,844,680

TOTAL COMMON STOCKS

(Cost $47,797,514)		87,386,474

EXCHANGE TRADED FUNDS-4.9%
20,000	iShares® Russell 2000® ETF	2,487,000
16,700	iShares® Russell 2000® Growth ETF	2,530,885

TOTAL EXCHANGE TRADED FUNDS

(Cost $3,544,733)		5,017,885

SHORT TERM INVESTMENTS-10.1%
	Mutual Funds-10.1%
10,297,532	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	10,297,532

TOTAL SHORT TERM INVESTMENTS

(Cost $10,297,532)		10,297,532

TOTAL INVESTMENTS-100.6%
(Cost $61,639,779)	$102,701,891
OTHER ASSETS AND LIABILITIES-NET(2)-(0.6)%	(611,811)

NET ASSETS-100.0%	$102,090,080

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at March 31, 2015.

The following acronyms are used throughout this portfolio:

AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ETF	-	Exchange Traded Fund.
Ltd.	-	Limited.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GROWTH FUND

March 31, 2015 (Unaudited)

Shares/Principal Amount		Value

COMMON STOCKS-95.2%
CONSUMER DISCRETIONARY-14.1%
	Apparel Retail-0.7%
33,000	TJX Cos., Inc.	$2,311,650
	Auto Parts & Equipment-3.7%
50,000	BorgWarner, Inc.	3,024,000
100,000	Delphi Automotive PLC	7,974,000
45,000	Johnson Controls, Inc.	2,269,800

		13,267,800
	Automobile Manufacturers-1.2%
150,000	Ford Motor Co.	2,421,000
14,000	Toyota Motor Corp., Sponsored ADR	1,958,460

		4,379,460
	Broadcasting-1.7%
100,000	CBS Corp., Class B	6,063,000

	Department Stores-1.8%
100,000	Macy’s, Inc.	6,491,000

	Home Building-1.5%
30,000	Lennar Corp., Class A	1,554,300
100,000	Toll Brothers, Inc.(1)	3,934,000

		5,488,300
	Homefurnishing Retail-0.4%
19,000	Williams-Sonoma, Inc.	1,514,490

	Internet Retail-0.8%
8,000	Amazon.com, Inc.(1)	2,976,800

	Movies & Entertainment-2.3%
80,000	Walt Disney Co.	8,391,200

TOTAL CONSUMER DISCRETIONARY		50,883,700

CONSUMER STAPLES-4.2%
	Drugs Retail-2.9%
100,000	CVS Health Corp.	10,321,000

	Food Retail-0.7%
75,000	Mondelez International, Inc., Class A	2,706,750

	Packaged Foods & Meats-0.6%
22,000	Mead Johnson Nutrition Co.	2,211,660

TOTAL CONSUMER STAPLES		15,239,410

Shares/Principal Amount		Value

ENERGY-5.1%
	Oil & Gas Exploration & Production-3.4%
100,000	Carrizo Oil & Gas, Inc.(1)	$4,965,000
106,000	Continental Resources, Inc.(1)	4,629,020
35,500	EQT Corp.	2,941,885

		12,535,905
	Oil & Gas Refining & Marketing-1.7%
31,000	Marathon Petroleum Corp.	3,174,090
45,000	Valero Energy Corp.	2,862,900

		6,036,990

TOTAL ENERGY		18,572,895

FINANCIALS-12.7%

	Asset Management & Custody Banks-2.9%
265,000	Invesco, Ltd.	10,517,850

	Diversified Banks-2.4%
158,000	Wells Fargo & Co.	8,595,200

	Investment Banking & Brokerage-1.9%
200,000	Morgan Stanley	7,138,000

	Property & Casualty Insurance-2.3%
75,000	ACE, Ltd.	8,361,750

	Regional Banks-3.2%
150,000	BB&T Corp.	5,848,500
300,000	Fifth Third Bancorp	5,655,000

		11,503,500

TOTAL FINANCIALS		46,116,300

HEALTH CARE-19.0%
	Biotechnology-6.0%
35,000	Amgen, Inc.	5,594,750
80,000	Celgene Corp.(1)	9,222,400
24,000	Gilead Sciences, Inc.(1)	2,355,120
10,000	Regeneron Pharmaceuticals, Inc.(1)	4,514,800

		21,687,070
	Health Care Distributors-2.1%
33,000	Cardinal Health, Inc.	2,978,910
20,000	McKesson Corp.	4,524,000

		7,502,910
	Health Care Equipment-0.5%
25,000	Baxter International, Inc.	1,712,500

	Life Sciences Tools & Services-0.6%
35,000	Quintiles Transnational Holdings, Inc.(1)	2,343,950

	Managed Health Care-3.1%
40,000	Aetna, Inc.	4,261,200
60,000	UnitedHealth Group, Inc.	7,097,400

		11,358,600
	Pharmaceuticals-6.7%
100,000	Abbott Laboratories	4,633,000

Shares/Principal Amount		Value

100,000	Johnson & Johnson	$10,060,000
85,000	Merck & Co., Inc.	4,885,800
100,000	Zoetis, Inc.	4,629,000

		24,207,800

TOTAL HEALTH CARE		68,812,830

INDUSTRIALS-17.5%
	Aerospace & Defense-7.5%
23,000	B/E Aerospace, Inc.	1,463,260
75,000	Boeing Co.(2)	11,256,000
75,000	Honeywell International, Inc.	7,823,250
60,000	Moog, Inc., Class A(1)	4,503,000
9,500	Precision Castparts Corp.	1,995,000

		27,040,510
	Air Freight & Logistics-1.4%
30,000	FedEx Corp.	4,963,500

	Airlines-2.1%
112,500	Southwest Airlines Co.	4,983,750
40,000	United Continental Holdings, Inc.(1)	2,690,000

		7,673,750
	Construction & Engineering-0.2%
29,000	Quanta Services, Inc.(1)	827,370

	Electrical Components & Equipment-0.7%
45,000	Sensata Technologies Holding N.V.(1)	2,585,250

	Industrial Conglomerates-2.7%
386,500	General Electric Co.	9,589,065

	Railroads-2.4%
80,000	Union Pacific Corp.	8,664,800

	Trucking-0.5%
19,000	Ryder System, Inc.	1,802,910

TOTAL INDUSTRIALS		63,147,155

INFORMATION TECHNOLOGY-20.4%
	Communications Equipment-2.7%
10,000	F5 Networks, Inc.(1)	1,149,400
125,000	QUALCOMM, Inc.	8,667,500

		9,816,900
	Computer Hardware-2.9%
84,000	Apple, Inc.	10,452,120

	Computer Storage & Peripherals-1.8%
125,000	EMC Corp.	3,195,000
50,000	SanDisk Corp.	3,181,000

		6,376,000
	Data Processing & Outsourced Services-0.8%
35,000	MasterCard, Inc., Class A	3,023,650

Shares/Principal Amount		Value

	Electronic Components-0.5%
30,000	Amphenol Corp., Class A	$1,767,900

	Internet Software & Services-2.5%
10,000	Equinix, Inc.	2,328,500
6,000	Google, Inc., Class A(1)	3,328,200
6,000	Google, Inc., Class C(1)	3,288,000

		8,944,700
	Semiconductor Equipment-1.5%
80,000	Applied Materials, Inc.	1,804,800
16,000	KLA-Tencor Corp.	932,640
40,000	Lam Research Corp.	2,809,400

		5,546,840
	Semiconductors-3.1%
55,000	Avago Technologies, Ltd.	6,983,900
100,000	Broadcom Corp., Class A	4,329,500

		11,313,400
	Systems Software-4.6%
200,000	Microsoft Corp.	8,131,000
200,000	Oracle Corp.	8,630,000

		16,761,000

TOTAL INFORMATION TECHNOLOGY		74,002,510

MATERIALS-2.2%
	Diversified Chemicals-0.6%
10,000	PPG Industries, Inc.(2)	2,255,400

	Fertilizers & Agricultural Chemicals-1.6%
11,500	CF Industries Holdings, Inc.	3,262,320
21,000	Monsanto Co.	2,363,340

		5,625,660

TOTAL MATERIALS		7,881,060

TOTAL COMMON STOCKS

(Cost $209,978,984)		344,655,860

EXCHANGE TRADED FUNDS-1.4%
50,000	SPDR® S&P® Retail ETF	5,052,000

TOTAL EXCHANGE TRADED FUNDS

(Cost $4,666,190)		5,052,000

SHORT TERM INVESTMENTS-3.9%
	Mutual Funds-3.9%
14,327,875	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	14,327,875

TOTAL SHORT TERM INVESTMENTS

(Cost $14,327,875)		14,327,875

TOTAL INVESTMENTS-100.5%
(Cost $228,973,049)		364,035,735
OTHER ASSETS AND LIABILITIES-NET(3)-(0.5)%		(1,909,606)

NET ASSETS-100.0%		$362,126,129

(1)	Non-income producing security.
(2)	Pledged security, a portion or all of the security is pledged as collateral for written options as of March 31, 2015.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at March 31, 2015.

The following acronyms are used throughout this portfolio:

ADR	-	American Depositary Receipt.
Ltd.	-	Limited.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Co.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

March 31, 2015 (Unaudited)

Shares/Principal Amount		Value

COMMON STOCKS-56.1%
CONSUMER DISCRETIONARY-4.4%
	Auto Parts & Equipment-0.7%
15,000	Johnson Controls, Inc.	$756,600

	Cable & Satellite-0.5%
10,000	Comcast Corp., Class A	564,700

	Department Stores-1.5%
24,000	Macy’s, Inc.	1,557,840

	Home Improvement Retail-0.7%
6,500	Home Depot, Inc.	738,465

	Restaurants-1.0%
10,500	McDonald’s Corp.	1,023,120

TOTAL CONSUMER DISCRETIONARY		4,640,725

CONSUMER STAPLES-5.7%
	Drugs Retail-1.0%
10,000	CVS Health Corp.	1,032,100

	Packaged Foods & Meats-3.1%
12,000	ConAgra Foods, Inc.(1)	438,360
10,000	General Mills, Inc.	566,000
8,000	Kraft Foods Group, Inc.(1)	696,920
10,000	Mead Johnson Nutrition Co.	1,005,300
7,500	Nestle SA, Sponsored ADR	564,154

		3,270,734
	Soft Drinks-1.4%
13,000	Coca-Cola Co.	527,150
10,000	PepsiCo, Inc.	956,200

		1,483,350
	Tobacco-0.2%
4,000	Altria Group, Inc.(1)	200,080

TOTAL CONSUMER STAPLES		5,986,264

ENERGY-5.1%
	Integrated Oil & Gas-3.0%
12,000	Chevron Corp.	1,259,760
15,000	Exxon Mobil Corp.	1,275,000
9,000	Occidental Petroleum Corp.	657,000

		3,191,760
	Oil & Gas Equipment & Services-0.3%
3,800	Schlumberger, Ltd.	317,072

	Oil & Gas Exploration & Production-1.1%
18,000	ConocoPhillips	1,120,680

Shares/Principal Amount		Value

	Oil & Gas Refining & Marketing-0.7%
7,000	Marathon Petroleum Corp.	$716,730

TOTAL ENERGY		5,346,242

FINANCIALS-7.5%
	Asset Management & Custody Banks-0.6%
15,000	Invesco, Ltd.	595,350

	Diversified Banks-1.4%
16,000	US Bancorp	698,720
13,000	Wells Fargo & Co.	707,200

		1,405,920
	Life & Health Insurance-0.6%
8,000	Prudential Financial, Inc.	642,480

	Other Diversified Financial Services-0.9%
15,000	JPMorgan Chase & Co.	908,700

	Property & Casualty Insurance-1.4%
13,000	ACE, Ltd.	1,449,370

	Regional Banks-2.1%
18,000	BB&T Corp.	701,820
16,000	PNC Financial Services Group, Inc.	1,491,840

		2,193,660
	Retail REITS-0.5%
12,500	National Retail Properties, Inc.	512,125

TOTAL FINANCIALS		7,707,605

HEALTH CARE-6.6%
	Health Care Distributors-2.4%
10,000	Cardinal Health, Inc.	902,700
6,800	McKesson Corp.	1,538,160

		2,440,860
	Pharmaceuticals-4.2%
20,000	AbbVie, Inc.	1,170,800
10,000	Eli Lilly & Co.	726,500
11,000	Johnson & Johnson	1,106,600
10,000	Merck & Co., Inc.	574,800
24,000	Roche Holding AG, Sponsored ADR	825,120

		4,403,820

TOTAL HEALTH CARE		6,844,680

INDUSTRIALS-6.9%
	Aerospace & Defense-1.6%
7,000	Boeing Co.(1)	1,050,560
6,000	Honeywell International, Inc.	625,860

		1,676,420
	Air Freight & Logistics-0.5%
5,700	United Parcel Service, Inc., Class B	552,558

Shares/Principal Amount		Value

	Industrial Conglomerates-0.7%
30,000	General Electric Co.	$744,300

	Industrial Machinery-1.0%
16,000	Eaton Corp. PLC	1,087,040

	Railroads-3.1%
10,000	Norfolk Southern Corp.	1,029,200
20,000	Union Pacific Corp.	2,166,200

		3,195,400

TOTAL INDUSTRIALS		7,255,718

INFORMATION TECHNOLOGY-10.7%
	Communications Equipment-1.6%
22,500	Cisco Systems, Inc.	619,313
15,000	QUALCOMM, Inc.	1,040,100

		1,659,413
	Computer Hardware-3.8%
24,500	Apple, Inc.	3,048,535
6,000	International Business Machines Corp.(1)	963,000

		4,011,535
	Internet Software & Services-1.1%
1,400	Google, Inc., Class A(2)	776,580
700	Google, Inc., Class C(2)	383,600

		1,160,180
	Semiconductor Equipment-0.9%
27,000	Applied Materials, Inc.	609,120
5,000	KLA-Tencor Corp.	291,450

		900,570
	Semiconductors-2.4%
17,500	Broadcom Corp., Class A	757,662
19,000	Intel Corp.	594,130
11,000	Microchip Technology, Inc.	537,900
12,000	Texas Instruments, Inc.	686,220

		2,575,912
	Systems Software-0.9%
22,500	Microsoft Corp.	914,738

TOTAL INFORMATION TECHNOLOGY		11,222,348

MATERIALS-5.0%
	Commodity Chemicals-0.5%
5,500	LyondellBasell Industries N.V., Class A	482,900

	Diversified Chemicals-2.9%
20,000	Dow Chemical Co.	959,600
13,000	EI du Pont de Nemours & Co.	929,110
5,000	PPG Industries, Inc.(1)	1,127,700

		3,016,410
	Fertilizers & Agricultural Chemicals-0.5%
1,800	CF Industries Holdings, Inc.	510,624

	Paper Products-1.1%
20,000	International Paper Co.	1,109,800

Shares/Principal Amount		Value

TOTAL MATERIALS		$5,119,734

TELECOMMUNICATION SERVICES-1.2%
	Integrated Telecommunication Services-1.2%
10,000	AT&T, Inc.	326,500
20,000	Verizon Communications, Inc.	972,600

		1,299,100

TOTAL TELECOMMUNICATION SERVICES		1,299,100

UTILITIES-3.0%
	Electric Utilities-3.0%
15,000	Duke Energy Corp.	1,151,700
18,500	Exelon Corp.	621,785
10,000	NextEra Energy, Inc.	1,040,500
7,500	Southern Co.	332,100

		3,146,085

TOTAL UTILITIES		3,146,085

TOTAL COMMON STOCKS

(Cost $40,194,732)		58,568,501

EXCHANGE TRADED FUNDS-3.5%
20,500	iShares® MSCI EAFE ETF	1,315,485
3,500	iShares® Russell 2000® Growth ETF	530,425
18,000	SPDR® Barclays Convertible Securities ETF	859,680
10,000	SPDR® S&P® Retail ETF	1,010,400

TOTAL EXCHANGE TRADED FUNDS

(Cost $3,337,334)		3,715,990

PREFERRED STOCKS-1.0%
	Regional Banks-0.7%
15,000	BB&T Corp., Series E, 5.625%	378,900
15,000	PNC Financial Services Group, Inc., Series Q, 5.375%	374,550

		753,450
	Specialized REITS-0.3%
10,000	Public Storage, Series S, 5.900%	257,100

TOTAL PREFERRED STOCKS

(Cost $918,754)		1,010,550

CORPORATE BONDS-14.7%
	Automobile Manufacturers-0.9%
$1,000,000	Toyota Motor Credit Corp., Sr. Unsecured Notes, 2.250%, 12/7/2027(3)	948,584

Shares/Principal Amount		Value

	Commercial Finance-1.5%
$500,000	General Electric Capital Corp., Sr. Unsecured Notes, 3.500%, 6/29/2015	$503,579
$1,000,000	General Electric Capital Corp., 6.250%, Perpetual Maturity(4)(5)	1,130,000

		1,633,579
	Communications Equipment-1.0%
1,000,000	Cisco Systems, Inc., Sr. Unsecured Notes, 5.500%, 2/22/2016	1,043,914

	Computer Hardware-1.5%
1,000,000	Hewlett-Packard Co., Sr. Unsecured Notes, 3.000%, 9/15/2016	1,026,633
500,000	International Business Machines Corp., Sr. Unsecured Notes, 7.625%, 10/15/2018	604,013

		1,630,646
	Diversified Chemicals-1.0%
1,000,000	Dow Chemical Co., Sr. Unsecured Notes, 3.000%, 11/15/2022	1,010,281

	Health Care Equipment-0.5%
500,000	Medtronic, Inc., Sr. Unsecured Notes, 4.450%, 3/15/2020	556,945

	Health Care Services-0.5%
500,000	Express Scripts Holding Co., Company Guaranteed Notes, 3.125%, 5/15/2016	512,260

	Healthcare REITS-0.5%
500,000	Health Care REIT, Inc., Sr. Unsecured Notes, 3.625%, 3/15/2016	512,665

	Investment Banking & Brokerage-0.5%
500,000	Morgan Stanley, Sr. Unsecured Notes, 5.550%, 4/27/2017	541,133

	Life Sciences Tools & Services-0.5%
500,000	Agilent Technologies, Inc., Sr. Unsecured Notes, 3.200%, 10/1/2022	494,278

	Networking Products-0.5%
500,000	Juniper Networks, Inc., Sr. Unsecured Notes, 3.100%, 3/15/2016	508,630

Shares/Principal Amount		Value

	Oil & Gas Exploration & Production-0.5%
$500,000	Devon Energy Corp., Sr. Unsecured Notes, 3.250%, 5/15/2022	$505,863

	Other Diversified Financial Services-1.5%
1,000,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.400%, 7/22/2020	1,099,020
500,000	JPMorgan Chase & Co., Sr. Unsecured Notes, 4.000%, 9/28/2026(3)	492,334

		1,591,354
	Packaged Foods & Meats-0.5%
500,000	HJ Heinz Co., Sr. Unsecured Notes, 3.125%, 9/12/2021	486,875

	Pharmaceuticals-0.5%
500,000	Pfizer, Inc., 3.400%, 5/15/2024	525,433

	Real Estate-0.7%
750,000	Simon Property Group LP, 2.750%, 2/1/2023	742,463

	Regional Banks-0.5%
500,000	PNC Bank NA, Subordinate Notes, 2.950%, 1/30/2023	502,605

	Semiconductors-0.5%
500,000	Texas Instruments, Inc., Sr. Unsecured Notes, 1.650%, 8/3/2019	498,107

	Software & Services-1.1%
400,000	Autodesk, Inc., 3.600%, 12/15/2022	404,845
750,000	Oracle Corp., 3.400%, 7/8/2024	789,310

		1,194,155
TOTAL CORPORATE BONDS

(Cost $14,986,575)		15,439,770

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-5.1%
	Federal National Mortgage Association-4.2%
719,315	Series 2012-100, Class NA, 2.000%, 11/25/2041	717,387
1,460,480	Series 2003-39, Class JC, 4.000%, 5/25/2033	1,562,601
863,255	Series 2013-72, Class HG, 3.000%, 4/25/2033	897,638
1,284,806	Series 2013-9, Class KB, 2.500%, 12/25/2042	1,280,426

		4,458,052

Shares/Principal Amount		Value

	Government National Mortgage Association-0.9%
$885,947	Series 2013-88, Class LV, 2.500%, 9/16/2026(4)	$908,270

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost $5,298,333)		5,366,322

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-3.8%
	Commercial Mortgage-Backed Securities-0.5%
500,000	Series 2012-C3, Class A4, 3.091%, 9/10/2022	520,785

	Federal Home Loan Mortgage Corp.-1.5%
904,051	Pool G30681, 3.500%, 1/1/2034	954,793
2,775	Pool E84004, 6.000%, 6/1/2016	2,807
542,830	Pool G18527, 3.000%, 10/1/2029	569,049

		1,526,649
	Federal National Mortgage Association-1.8%
59,279	Pool 254831, 5.000%, 8/1/2023	65,846
482,441	Pool AM3301, 2.350%, 5/1/2023	487,071
836,653	Pool MA1449, 3.000%, 5/1/2028	877,315
265,943	Pool AE0375, 4.000%, 7/1/2025	282,577
199,739	Pool AD6175, 4.000%, 9/1/2025	212,256

		1,925,065
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES

(Cost $3,848,141)		3,972,499

U.S. GOVERNMENT AGENCY SECURITIES-6.2%
	Federal Farm Credit Bank-0.7%
750,000	3.050%, 12/24/2024	758,235

	Federal Home Loan Bank-3.8%
1,063,830	2.530%, 7/12/2022	1,055,582
952,381	2.900%, 9/5/2025	947,735
500,000	1.250%, 10/25/2022(3)	498,069
1,000,000	2.200%, 5/2/2022	1,000,229
450,000	5.250%, 6/10/2022	546,739

		4,048,354

	Federal Home Loan Mortgage Corp.-1.2%
500,000	2.500%, 12/26/2025	492,147
750,000	2.050%, 5/22/2023	739,727

		1,231,874

	Federal National Mortgage Association-0.5%
500,000	1.000%, 8/16/2027(3)	500,537

Shares/Principal Amount		Value

TOTAL U.S. GOVERNMENT AGENCY SECURITIES

(cost $6,387,783)		$6,539,000

TAXABLE MUNICIPAL BONDS-5.4%
	Alaska-0.5%
500,000	City of Anchorage, Build America General Obligation Unlimited Bonds, 5.368%, 4/1/2026	557,395

	Florida-0.8%
305,000	Florida Department of Management Services, Build America Revenue Bonds, 6.825%, 8/1/2029	354,361
425,000	Jacksonville Electric Authority, Bulk Power Supply System, Build America Revenue Bonds, 5.450%, 10/1/2025	496,404

		850,765
	Illinois-0.2%
200,000	City of Lake Forest, Build America General Obligation Unlimited Bonds, Series C, 4.750%, 12/15/2022	217,316

	Michigan-0.3%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	295,558

	Ohio-0.7%
630,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.042%, 12/1/2023	696,730

	Pennsylvania-1.6%
500,000	Albert Gallatin Area School District, Build America General Obligation Unlimited Bonds, 6.080%, 9/1/2025	583,460
250,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	264,240
500,000	State Public School Building Authority, Revenue Bonds, 5.000%, 9/15/2027	549,925

Shares/Principal Amount		Value

$290,000	Township of East Pennsboro, Build America General Obligation Bonds, 4.590%, 9/1/2019	$304,509

		1,702,134
	Virginia-0.5%
500,000	Virginia Public Building Authority, Build America Revenue Bonds, 5.500%, 8/1/2027	565,625

	West Virginia-0.2%
250,000	West Virginia University, Refunding and Improvement Revenue Bonds, Series B, 2.419%, 10/1/2020	250,820

	Wisconsin-0.6%
500,000	State of Wisconsin Transportation Authority Revenue Bonds, 5.500%, 7/1/2026	575,875

TOTAL TAXABLE MUNICIPAL BONDS

(Cost $5,180,922)		5,712,218

SHORT TERM INVESTMENTS-2.6%
	Mutual Funds-2.6%
2,693,411	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	2,693,411

TOTAL SHORT TERM INVESTMENTS

(Cost $2,693,411)		2,693,411

TOTAL INVESTMENTS-98.4%
(Cost $82,845,985)		103,018,261
OTHER ASSETS AND LIABILITIES-NET(6)-1.6%		1,708,704

NET ASSETS-100.0%		$104,726,965

SCHEDULE OF WRITTEN OPTIONS

Number of Contracts		Value

WRITTEN CALL OPTIONS((0.2%))
(40)	Altria Group, Inc., Expires 05/15/2015, Exercise Price $52.50	$(1,880)
(30)	The Boeing Co., Expires 05/15/2015, Exercise Price $160.00	(2,970)

Number of Contracts		Value

(120)	ConAgra Foods, Inc., Expires 06/19/2015, Exercise Price $36.00	$(19,200)
(60)	International Business Machines Corp., Expires 04/17/2015, Exercise Price $165.00	(5,460)
(80)	Kraft Foods Group, Inc., Expires 06/19/2015, Exercise Price $65.00	(176,000)
(25)	PPG Industries, Inc., Expires 05/15/2015, Exercise Price $240.00	(2,625)

TOTAL WRITTEN CALL OPTIONS

(Premiums received $47,102)		$(208,135)

TOTAL WRITTEN OPTIONS

(Premiums received $47,102)		$(208,135)

(1)	Pledged security, a portion or all of the security is pledged as collateral for written options as of March 31, 2015.
(2)	Non-income producing security.
(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2015.
(4)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015.
(5)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(6)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at March 31, 2015.

The following acronyms are used throughout this portfolio:

ADR	-	American Depositary Receipt.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
EAFE	-	Europe, Australia, Far East.
ETF	-	Exchange Traded Fund.
LP	-	Limited Partnership.
Ltd.	-	Limited.
MSCI	-	Morgan Stanley Capital International.
NA	-	National Association.
N.V.	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Co.

REITS	-	Real Estate Investment Trusts.
S&P	-	Standard & Poor’s.
SPDR	-	Standard & Poor’s Depository Receipts.
Sr.	-	Senior.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GOVERNMENT BOND FUND

March 31, 2015 (Unaudited)

Shares/Principal Amount		Value

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-50.4%
	Federal Home Loan Mortgage Corp.-22.6%
$199,634	Series 2003-2651, Class JB, 5.000%, 1/15/2018, REMIC	$208,250
127,818	Series 2005-2958, Class QJ, 4.000%, 4/15/2020, REMIC	132,273
831,171	Series 2005-3030, Class FL, 0.575%, 9/15/2035, REMIC(1)	837,189
54,310	Series 2007-3342, Class FT, 0.625%, 7/15/2037, REMIC(1)	54,579
468,962	Series 2009-3531, Class CE, 3.000%, 1/15/2039, REMIC	485,251
233,048	Series 2009-3540, Class KF, 1.225%, 11/15/2036, REMIC(1)	239,941
1,864,903	Series 2010-3758, Class FB, 0.675%, 11/15/2040, REMIC(1)	1,883,853
3,430,547	Series 2011-3905, Class MP, 2.000%, 3/15/2041, REMIC	3,460,523
2,187,834	Series 2011-3914, Class MA, 3.000%, 6/15/2026, REMIC	2,258,758
9,579,638	Series 2012-3984, Class MA, 2.000%, 1/15/2040, REMIC	9,583,638
5,234,359	Series 2012-3984, Class PA, 2.000%, 12/15/2039, REMIC	5,175,857
6,848,197	Series 2012-4002, Class CA, 2.000%, 8/15/2041, REMIC(2)	6,974,937
3,219,621	Series 2012-4005, Class PA, 2.000%, 10/15/2041, REMIC	3,273,143
5,469,756	Series 2012-4099, Class BD, 2.000%, 6/15/2039, REMIC	5,476,038
4,545,014	Series 2012-4136, Class NA, 1.250%, 11/15/2027, REMIC	4,424,471
4,923,159	Series 2012-4145, Class YC, 1.500%, 12/15/2027, REMIC	4,840,521
3,937,115	Series 2013-4184, Class PA, 2.000%, 10/15/2042, REMIC	3,936,311
3,718,126	Series 2013-4249, Class KD, 3.000%, 11/15/2042, REMIC	3,762,659
1,032,443	Series 2013-4287, Class AB, 2.000%, 12/15/2026, REMIC	1,051,721
1,910,069	Series 2014-4368, Class BE, 2.500%, 5/15/2031	1,961,463
1,459,094	Series 2011-3919, Class CE, 2.750%, 10/15/2040	1,469,952

		61,491,328
	Federal National Mortgage Association-26.7%
2,193,316	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	2,306,394

Shares/Principal Amount		Value

$2,994,268	Series 2005-13, Class FQ, 0.574%, 3/25/2035, REMIC(1)	$3,011,796
1,263,946	Series 2011-121, Class PD, 2.000%, 12/25/2040, REMIC	1,257,440
2,118,875	Series 2011-45, Class TE, 3.000%, 3/25/2025, REMIC	2,184,675
4,282,699	Series 2012-103, Class CE, 2.000%, 6/25/2039, REMIC(1)	4,290,303
3,843,526	Series 2012-103, Class NG, 1.750%, 11/25/2041, REMIC	3,705,842
4,132,834	Series 2012-153, Class KB, 1.750%, 1/25/2042, REMIC	3,985,610
3,780,961	Series 2012-17, Class EA, 2.000%, 3/25/2041, REMIC	3,771,004
3,436,679	Series 2012-30, Class CA, 2.000%, 10/25/2041, REMIC	3,513,492
2,835,386	Series 2012-31, Class NP, 2.000%, 4/25/2041, REMIC	2,800,586
3,218,258	Series 2012-69, Class PH, 2.750%, 1/25/2042, REMIC	3,315,203
3,370,815	Series 2013-10, Class NE, 2.000%, 1/25/2042, REMIC	3,315,694
4,407,422	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	4,612,521
4,215,487	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	4,245,284
3,870,785	Series 2013-27, Class HA, 3.000%, 10/25/2042, REMIC	4,049,812
4,162,016	Series 2013-9, Class MB, 2.000%, 2/25/2033, REMIC	4,162,557
1,393,267	Series 2003-39, Class JC, 4.000%, 5/25/2033	1,490,688
954,611	Series 2012-116, Class PC, 2.000%, 10/25/2042, REMIC	947,526
956,072	Series 2013-42, Class PD, 1.250%, 5/25/2043, REMIC	919,840
4,100,618	Series 2013-74, Class DG, 3.500%, 3/25/2028, REMIC	4,380,755
3,801,630	Series 2013-74, Class HA, 3.000%, 10/25/2037, REMIC	3,940,416
4,295,939	Series 2013-92, Class A, 3.500%, 12/25/2038, REMIC	4,556,630
1,905,596	Series 2014-64, Class EB, 2.000%, 4/25/2032, REMIC	1,926,709

		72,690,777
	Government National Mortgage Association-1.1%
1,959,379	Series 2011-11, Class PC, 2.000%, 4/20/2040	1,972,589
1,011,957	Series 2012-48, Class MA, 2.500%, 4/16/2042	1,042,909

Shares/Principal Amount		Value

		$3,015,498
TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS

(Cost $137,108,526)		137,197,603

U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES-15.7%
	Federal Home Loan Mortgage Corp.-1.8%
751,999	Pool C91349, 4.500%, 12/1/2030	823,650
1,738,729	Pool C91361, 4.000%, 3/1/2031	1,871,390
2,003,274	Pool J16706, 3.000%, 9/1/2021	2,100,030

		4,795,070
	Federal National Mortgage Association-13.4%
2,835,124	Pool MA0957, 3.000%, 1/1/2022	2,975,828
639,985	Pool 972080, 5.000%, 2/1/2023	695,835
1,406,956	Pool AM2737, 1.660%, 3/1/2023	1,394,775
1,930,942	2.500%, 4/1/2028	1,980,145
6,574,686	Pool MA0641, 4.000%, 2/1/2031	7,082,730
3,589,798	Pool MA0667, 4.000%, 3/1/2031	3,867,535
2,786,557	Pool MA0695, 4.000%, 4/1/2031	3,008,649
1,712,524	Pool MA0756, 4.000%, 6/1/2031	1,849,432
4,757,080	Pool MA0818, 4.000%, 8/1/2031	5,136,128
4,334,057	Pool MA1459, 3.000%, 6/1/2033	4,494,741
803,728	Pool MA0921, 3.000%, 12/1/2021	843,616
3,179,523	Pool MA1820, 2.500%, 1/1/2029	3,242,486

		36,571,900
	Government National Mortgage Association-0.5%
1,438,320	Pool G24828, 4.500%, 10/20/2040	1,507,471

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES

(Cost $41,414,445)		42,874,441

U.S. GOVERNMENT AGENCY SECURITIES-8.5%
	Federal Agricultural Mortgage Corp.-1.2%
3,000,000	5.125%, 4/19/2017(3)	3,255,285

	Federal Farm Credit Bank-2.4%
5,000,000	2.100%, 12/5/2022	4,982,170
450,000	2.400%, 2/13/2023	447,909
1,000,000	3.190%, 7/7/2023	1,005,339

		6,435,418

	Federal Home Loan Bank-1.3%
1,000,000	2.770%, 4/4/2025	1,000,258
500,000	1.250%, 1/30/2023(2)	498,032
500,000	1.500%, 2/21/2023(2)	500,939
1,100,000	2.500%, 4/17/2028(2)	1,077,295
500,000	1.500%, 5/22/2023(2)	501,016

		3,577,540

	Federal Home Loan Mortgage Corp.-1.8%
3,000,000	2.080%, 5/22/2023	3,008,331
2,000,000	3.000%, 12/19/2025	2,000,310

		5,008,641

Shares/Principal Amount		Value

	Federal National Mortgage Association-1.8%
$500,000	5.730%, 5/26/2027	$503,792
4,000,000	1.000%, 8/16/2027(2)	4,004,292
500,000	2.000%, 2/7/2028(2)	498,704

		5,006,788

TOTAL U.S. GOVERNMENT AGENCY SECURITIES

(cost $22,902,931)		23,283,672

U.S. TREASURY BONDS-4.5%
	U.S. Treasury Bonds-4.5%
8,000,000	7.625%, 2/15/2025	12,164,376

TOTAL U.S. TREASURY BONDS

(cost $12,212,483)		12,164,376

TAXABLE MUNICIPAL BONDS-19.2%
	Alabama-0.2%
500,000	University of Alabama, Build America General Obligation Direct Payment Bonds, Series B, 4.900%, 10/1/2026	553,265

	Alaska-0.4%
880,000	Alaska Municipal Bond Bank Authority, Taxable Revenue Bonds, Series B-1, 5.993%, 9/1/2025	997,066

	Arizona-0.4%
1,000,000	Maricopa County Elementary School District No. 3-Tempe, Build America General Obligation Bonds, Series A, 6.000%, 7/1/2026	1,166,190

	California-0.2%
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	653,195

	Colorado-0.9%
1,000,000	Larimer County School District No. R-1 Poudre, Build America General Obligation Bonds, 5.603%, 12/15/2025	1,143,660
1,000,000	Metropolitan State College of Denver, Institutional Enterprise, Build America Revenue Bonds, 5.460%, 12/1/2023	1,172,890

		2,316,550

Shares/Principal Amount		Value

	Florida-0.4%
$1,000,000	Florida Department of Management Services, Build America Revenue Bonds, 6.825%, 8/1/2029	$1,161,840

	Illinois-1.5%
900,000	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B, 6.300%, 12/1/2021	990,675
455,000	Cook County School District No. 148 Dolton, General Obligation Bonds, Series E, 6.100%, 12/1/2021	514,286
1,000,000	Peoria Public Building Commission, School District Facilities, Build America Revenue Bonds, 6.140%, 12/1/2025	1,131,420
	Will Grundy Counties Community College District No. 525, Build America General Obligation Bonds:
145,000	6.100%, 1/1/2023	166,237
1,000,000	6.650%, 1/1/2026	1,160,680

		3,963,298
	Indiana-0.9%
550,000	Eastern Howard Third Millennium School Building Corp. Revenue Bonds, 2.550%, 1/15/2022	545,011
	Evansville Vanderburgh Public Library Leasing Corp. Revenue Bonds:
770,000	3.100%, 1/15/2023	775,975
700,000	3.150%, 7/15/2023	704,844
470,000	Indiana Bond Bank, Special Project Revenue Bonds, Series C, 5.600%, 2/1/2025	514,373

		2,540,203

	Kansas-0.5%
450,000	City of Olathe, Water & Sewer System, Build America Revenue Bonds, Series A, 5.300%, 7/1/2026	489,884
	Johnson County Unified School District No. 232 De Soto, Build America General Obligation Bonds:
200,000	5.400%, 9/1/2022	208,242
380,000	5.500%, 9/1/2023	395,648
300,000	Sedgwick County Unified School District No. 265 Goddard, Build America General Obligation Bonds, 6.050%, 10/1/2024	345,273

		1,439,047

Shares/Principal Amount		Value

	Kentucky-1.8%
$1,560,000	Campbell & Kenton Counties Sanitation District No. 1, Build America Revenue Bonds, 5.300%, 8/1/2025	$1,633,242
300,000	City of Elizabethtown, Kentucky, Build America General Obligation Unlimited Bonds, Series A, 5.250%, 7/1/2027	329,646
	City of Owensboro, General Obligation Bonds:
300,000	5.125%, 12/1/2024	328,410
315,000	5.250%, 12/1/2025	344,976
1,120,000	Kentucky Asset Liability Commission, Revenue Bonds, 2.998%, 4/1/2023	1,141,403
1,000,000	Kentucky Municipal Power Agency, Build America Revenue Bonds, 5.760%, 9/1/2024	1,132,050

		4,909,727

	Maryland-0.3%
825,000	City of Baltimore, Consolidated Public Improvement, General Obligation Unlimited Bonds, Series B, 3.000%, 10/15/2016	853,859

	Michigan-0.7%
570,000	City of Lansing, Michigan, Build America General Obligation Bonds, 6.350%, 5/1/2023	632,996
345,000	County of St. Clair, Michigan, General Obligation Limited Bonds, 2.450%, 4/1/2021	342,965
825,000	Grand Rapids Community College, Build America General Obligation Bonds, 5.990%, 5/1/2023	940,195

		1,916,156

	Minnesota-0.2%
500,000	Lake City Independent School District No. 813, Minnesota, Build America General Obligation Bonds, 5.200%, 2/1/2026	546,530

	Mississippi-0.1%
230,000	Mississippi Development Bank, Revenue Bonds, Series B, 5.150%, 6/1/2023	254,493

	Missouri-1.6%
1,620,000	County of St. Charles, Missouri, Build America Special Obligation Bonds, 5.805%, 10/1/2025	1,840,061

Shares/Principal Amount		Value

$2,000,000	St. Louis School District, General Obligation Bonds, 6.250%, 4/1/2026	$2,512,640

		4,352,701
	New Jersey-0.1%
245,000	New Jersey Environmental Infrastructure Trust, Revenue Bonds, Series C, 3.000%, 9/1/2021	257,240

	New Mexico-0.2%
515,000	Rio Rancho, New Mexico, Gross Receipts Tax Revenue Bonds, 2.220%, 6/1/2020	509,783

	New York-0.5%
500,000	City of New York NY, Build America Bonds, Series F, 5.237%, 12/1/2021	580,385
590,000	County of Oneida, General Obligation Bonds, 6.500%, 4/15/2023	681,934

		1,262,319
	North Carolina-0.4%
925,000	County of Guilford, North Carolina, Build America General Obligation Unlimited Bonds, 4.791%, 8/1/2023	1,086,366

	Ohio-3.3%
1,250,000	American Municipal Power-Ohio, Inc., Build America Revenue Bonds, 5.964%, 2/15/2024	1,404,262
285,000	City of Columbus Ohio, General Obligation Unlimited Bonds, 4.000%, 2/15/2028	312,560
1,000,000	Coshocton Ohio City School District General Obligation Unlimited Bonds, 5.087%, 12/1/2026	1,047,500
500,000	County of Cuyahoga, Variable Purpose, Build America General Obligation Bonds, 5.392%, 12/1/2025	587,385
500,000	Hilliard School District, General Obligation Bonds, 5.550%, 12/1/2025	582,240
1,085,000	Jackson City, Ohio, School District General Obligation Unlimited Bonds, 3.000%, 12/1/2024	1,072,403
	Miami County, Recovery Zone Economic Development Build America General Obligation Bonds:
180,000	4.650%, 12/1/2019	196,005
260,000	5.500%, 12/1/2022	288,881

Shares/Principal Amount		Value

$1,000,000	Northwest Local School District (Stark Summit & Wayne Counties), General Obligation Bonds, 5.050%, 12/1/2025	$1,086,680
580,000	Ohio State Building Authority, Build America Revenue Bonds, 4.780%, 10/1/2020	642,275
800,000	Ohio State University, Higher Educational Facility Commission Revenue Bonds, 2.459%, 11/1/2021	790,032
900,000	Willoughby-Eastlake City School District, Certificate of Participation, Series A, 6.544%, 3/1/2026	1,005,993

		9,016,216
	Oregon-0.7%
1,000,000	Oregon State Department of Administrative Services Lottery, Revenue Bonds, 5.375%, 4/1/2021	1,000,000
750,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.228%, 10/1/2025	900,128

		1,900,128
	Pennsylvania-1.5%
1,000,000	City of Reading, Pennsylvania, General Obligation Unlimited Bonds, 5.480%, 11/15/2026	1,079,160
1,000,000	Lebanon Authority, Build America Revenue Bonds, 5.970%, 12/15/2025	1,128,160
1,000,000	Peters Township, Pennsylvania, School District Washington County General Obligation Limited Bonds, 3.310%, 9/1/2026	1,000,300
300,000	Pittsburgh and Allegheny County, Pennsylvania, Sports and Exhibition Authority Revenue Bonds, 4.271%, 12/15/2027	317,088
500,000	University of Pittsburgh, Pennsylvania, Commonwealth System of Higher Education Capital Project Revenue Bonds, Series B, 5.000%, 9/15/2028	566,870

		4,091,578
	South Carolina-0.4%
925,000	Richland County School District No. 2, General Obligation Bonds, 5.100%, 5/1/2026	1,032,753

Shares/Principal Amount		Value

	Texas-1.5%
$500,000	City of Austin, Electric Utility System, Build America Revenue Bonds, 5.086%, 11/15/2025	$575,395
1,000,000	San Antonio Independent School District, Build America General Obligation Bonds, 5.433%, 8/15/2025	1,149,450
2,195,000	University of Texas System, Build America General Revenue Bonds, Series C, 4.125%, 8/15/2025	2,449,027

		4,173,872
	Utah-0.2%
500,000	County of Utah, Excise Tax, Build America Revenue Bonds, Series B, 6.120%, 12/1/2023	569,770

	West Virginia-0.3%
	Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
200,000	Series D, 4.500%, 6/1/2023	200,990
345,000	Series D, 5.000%, 6/1/2028	346,684
250,000	West Virginia Housing Development Fund Revenue Bonds, 2.700%, 11/1/2023	247,032

		794,706
TOTAL TAXABLE MUNICIPAL BONDS

(Cost $48,824,426)		52,318,851

NON-TAXABLE MUNICIPAL BONDS-0.4%
	Texas-0.4%
1,000,000	City of Houston, Utility System Revenue Bonds, Series A, 3.428%, 5/15/2023	1,062,950

TOTAL NON-TAXABLE MUNICIPAL BONDS

(Cost $1,004,526)		1,062,950

SHORT TERM INVESTMENTS-0.8%
	Mutual Funds-0.8%
2,116,181	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	2,116,181

TOTAL SHORT TERM INVESTMENTS

(Cost $2,116,181)		2,116,181

TOTAL INVESTMENTS-99.5%
(Cost $265,583,518)		271,018,074
OTHER ASSETS AND LIABILITIES-NET(4)-0.5%		1,451,807

NET ASSETS-100.0%		$272,469,881

(1)	Floating or variable rate security. Interest rate disclosed is that which is in effect at March 31, 2015.
(2)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2015.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to a value of $3,255,285or 1.2% of net assets.
(4)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at March 31, 2015.

The following acronyms are used throughout this portfolio:

REMIC	-	Real Estate Mortgage Investment Conduit.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

March 31, 2015 (Unaudited)

Shares/Principal Amount		Value

MUNICIPAL BONDS-98.6%
	Alabama-0.8%
$930,000	City of Huntsville, Alabama, General Obligation Limited Bonds, Series B, 4.000%, 6/1/2027	$1,020,331

	Arizona-0.5%
500,000	City of Phoenix, Arizona, Civic Improvement Corp., Water System Revenue Bonds, 5.000%, 7/1/2025	594,410

	Florida-0.6%
615,000	State of Florida, Board of Public Education General Obligation Unlimited Bonds, 5.000%, 6/1/2027	718,345

	Maryland-1.0%
1,000,000	State of Maryland, General Obligation Unlimited Bonds, Series B, 5.000%, 8/1/2026	1,214,680

	New Mexico-0.1%
125,000	New Mexico State Mortgage Finance Authority Revenue Bonds, 3.000%, 3/1/2024	126,165

	North Carolina-0.5%
500,000	State of North Carolina, General Obligation Unlimited Bonds, Series A, 5.000%, 5/1/2029	587,785

	Ohio-2.5%
1,250,000	City of Elyria, Ohio, General Obligation Limited Bonds, 3.000%, 12/1/2026	1,258,737
400,000	Ohio State University, Special Obligation Revenue Bonds, 3.375%, 12/1/2028	411,972
1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	1,328,701

		2,999,410

	Pennsylvania-0.7%
305,000	City of Altoona, Pennsylvania, General Obligation Unlimited Bonds, 4.250%, 9/1/2025	305,534

Shares/Principal Amount		Value

$500,000	University of Pittsburgh, Pennsylvania, Commonwealth System of Higher Education Capital Project Revenue Bonds, Series B, 5.000%, 9/15/2028	$566,870

		872,404
	Texas-4.6%
670,000	Brazoria County, Texas, Municipal Utility District No. 34 General Obligation Unlimited Bonds, 7.500%, 9/1/2035	737,368
200,000	City of Arlington, Texas, Water & Wastewater System Revenue Bonds, Series A, 3.000%, 6/1/2027	205,164
500,000	City of Dallas, Texas, Waterworks & Sewer System Revenue Bonds, 5.000%, 10/1/2029, (AGM)	511,930
500,000	City of Irving, Texas, General Obligation Limited Bonds, 5.000%, 9/15/2026	596,015
1,000,000	Harris County, Texas, Municipal Utility District No. 368 General Obligation Bonds, 5.500%, 9/1/2036, (AGM)	1,069,920
	Harris County, Texas, Water Control & Improvement District No. 84 General Obligation Unlimited Bonds:
330,000	3.500%, 9/1/2026	343,464
340,000	4.000%, 9/1/2027	361,117
345,000	4.000%, 9/1/2028	363,537
	Montgomery County, Texas, Municipal Utility District No. 83 General Obligation Unlimited Bonds:
435,000	3.375%, 9/1/2025	435,962
455,000	3.500%, 9/1/2026	456,465
475,000	3.500%, 9/1/2027	469,333

		5,550,275
	West Virginia-87.3%
	Berkeley County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,170,000	3.375%, 5/1/2022	1,260,067
400,000	4.000%, 5/1/2024	442,448
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project):
275,000	4.750%, 12/1/2019	279,680
880,000	4.125%, 12/1/2030	889,900

Shares/Principal Amount		Value

	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project):
$200,000	Series B, 2.400%, 12/1/2022	$201,676
100,000	Series B, 2.600%, 12/1/2023	101,040
100,000	Series B, 2.800%, 12/1/2024	100,892
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
250,000	4.250%, 12/1/2024, (AGM)	255,237
500,000	Series A, 2.200%, 12/1/2022	492,000
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
1,100,000	Series A, 3.650%, 10/1/2018	1,147,707
1,045,000	Series A, 3.500%, 10/1/2023	1,089,736
700,000	Series A, 4.650%, 3/1/2037	724,584
105,000	Series C, 2.000%, 10/1/2015	105,836
285,000	Series C, 3.500%, 10/1/2025	295,813
575,000	Braxton County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 5.000%, 5/1/2022, (FSA)	634,754
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
195,000	3.600%, 6/1/2024	207,501
205,000	3.750%, 6/1/2025	219,766
215,000	3.850%, 6/1/2026	230,564
	Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
135,000	Series E, 3.000%, 6/1/2023	134,610
135,000	Series E, 3.300%, 6/1/2025	135,570
125,000	Series E, 3.400%, 6/1/2026	125,525
	Charles Town, West Virginia, Waterworks & Sewer System Revenue Bonds (Combination):
205,000	Series A, 3.600%, 10/1/2015	207,011
200,000	Series A, 3.800%, 10/1/2016	202,030
	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds:
190,000	Series A, 2.750%, 12/1/2018	191,490
195,000	Series A, 2.750%, 12/1/2019	196,053
895,000	Series A, 4.400%, 8/1/2025	919,478
245,000	Series A, 3.500%, 12/1/2026	245,429
250,000	Series A, 3.600%, 12/1/2027	250,287
265,000	Series A, 3.700%, 12/1/2028	265,305
	City of Clarksburg, West Virginia, Water Revenue Bonds:
400,000	Series A, 2.100%, 9/1/2018	401,044
600,000	Series A, 2.200%, 9/1/2019	605,292
160,000	Series E, 3.000%, 6/1/2018	164,133

Shares/Principal Amount		Value

$170,000	Series E, 3.000%, 6/1/2020	$173,425
180,000	Series E, 3.000%, 6/1/2022	180,499
	City of Fairmont, West Virginia Water Revenue Bonds:
520,000	2.700%, 7/1/2022	521,440
515,000	2.750%, 7/1/2023	516,633
500,000	4.000%, 7/1/2024	537,740
605,000	3.000%, 7/1/2025	611,008
575,000	3.100%, 7/1/2026	580,692
1,000,000	3.150%, 7/1/2027	1,009,090
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	306,528
300,000	3.000%, 11/1/2028	299,997
	City of Kingwood, West Virginia, Sewer System Revenue Bonds:
105,000	3.500%, 10/1/2016	105,549
230,000	4.000%, 10/1/2020	231,311
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023, (AGM)	251,155
490,000	Series A, 3.500%, 9/1/2027, (AGM)	497,134
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	243,421
600,000	Series B, 4.000%, 12/1/2027	648,768
500,000	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds, 4.000%, 6/1/2026	539,320
	Fairmont State University, West Virginia, Revenue Bonds:
1,400,000	Series B, 3.000%, 6/1/2024	1,415,694
1,000,000	Series B, 3.100%, 6/1/2025	1,011,170
250,000	Hampshire County Building Commission Lease Revenue Bonds, Series A, 3.500%, 1/1/2020	259,330
	Hardy County, West Virginia Board of Education:
1,285,000	2.250%, 6/1/2024	1,279,706
1,405,000	2.450%, 6/1/2026	1,404,972
610,000	2.625%, 6/1/2028	605,620
	Jefferson County, West Virginia, Public Service Sewer District Revenue Bonds:
150,000	Series A, 3.000%, 6/1/2020	152,132
135,000	Series A, 3.250%, 6/1/2023	136,486

Shares/Principal Amount		Value

	Marshall County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
$1,175,000	5.000%, 5/1/2021, (NATL-RE)	$1,282,101
1,000,000	5.000%, 5/1/2022, (NATL-RE)	1,091,590
	Monongalia County, West Virginia, Building Commission Hospital Revenue Bonds (Monongalia General Hospital):
776,000	Series A, 5.250%, 7/1/2020	784,249
500,000	Series A, 5.000%, 7/1/2030	504,340
525,000	Series A, 5.250%, 7/1/2035	529,678
	Monongalia County, West Virginia, Building Commission Lease Revenue Bonds (Monongalia County Building):
300,000	Series A, 4.000%, 2/1/2022	328,002
250,000	Series A, 4.000%, 2/1/2023	272,052
450,000	Series A, 3.000%, 2/1/2025	463,356
750,000	Series A, 3.125%, 2/1/2026	773,198
500,000	Morgantown, West Virginia, Revenue Bonds, 3.000%, 12/1/2016, (AGM)	512,255
	Parkersburg, West Virginia, Waterworks & Sewer System Revenue Bonds:
135,000	Series A, 4.000%, 8/1/2018, (NATL-RE FGIC)	136,581
1,930,000	Series A, 5.000%, 8/1/2019, (NATL-RE FGIC)	1,959,239
500,000	Series A, 4.500%, 8/1/2022, (NATL-RE FGIC)	506,690
600,000	Pleasants County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools), 4.000%, 5/1/2026	643,386
3,470,000	Preston County Board of Education General Obligation Unlimited Bonds, 4.000%, 5/1/2026	3,751,209
1,195,000	Putnam County, West Virginia, Building Commission Lease Revenue Bonds (County Service Building Project), Series A, 5.375%, 12/1/2023	1,242,979
288,000	Randolph County, West Virginia, County Commission Health System Revenue Bonds (Davis Health System, Inc.), Series A, 5.200%, 11/1/2015, (AGM)	288,939
	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds:
660,000	3.000%, 6/1/2022	706,959
1,220,000	3.000%, 6/1/2023	1,304,692

Shares/Principal Amount		Value

$795,000	3.000%, 6/1/2026	$833,971
	West Virginia Building Commission Lease Revenue Bonds (West Virginia Regional Jail):
942,000	Series A, 5.375%, 7/1/2018, (AMBAC)	992,717
3,000,000	Series A, 5.375%, 7/1/2021, (AMBAC)	3,450,750
2,505,000	Series C, 5.375%, 7/1/2021	2,886,036
1,500,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,650,195
1,000,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile), 4.000%, 6/1/2023	1,108,030
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,338,829
755,000	Series B, 3.500%, 11/1/2026	790,847
	West Virginia Economic Development Authority Lease Revenue Bonds (State Energy Savings Project):
920,000	4.500%, 6/1/2020	925,824
860,000	4.750%, 6/1/2022	865,607
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot):
150,000	Series A, 3.000%, 8/1/2015	151,384
1,650,000	Series A, 4.750%, 8/1/2029	1,855,409
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,800,903
365,000	Series B, 3.375%, 10/1/2023	388,090
390,000	Series B, 3.500%, 10/1/2024	414,449
415,000	Series B, 3.625%, 10/1/2025	441,547
435,000	Series B, 3.750%, 10/1/2026	462,040
	West Virginia Economic Development Authority Lease Revenue Bonds (The Diamond Project):
500,000	3.000%, 12/15/2019	529,860
2,050,000	2.500%, 12/15/2022	2,080,484
570,000	West Virginia Economic Development Authority Lease Revenue Bonds (West Virginia Facilities), Series A, 5.000%, 3/1/2019	572,086
305,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 6/15/2028	352,577

Shares/Principal Amount		Value

$1,000,000	West Virginia Economic Development Authority Revenue Bonds, 3.750%, 6/15/2023	$1,082,400
1,500,000	West Virginia Higher Education Governing Board University Revenue Bonds (Marshall University), 5.000%, 5/1/2023	1,742,190
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
235,000	Series A, 3.750%, 4/1/2019	255,045
405,000	Series A, 4.000%, 4/1/2020	450,243
300,000	Series A, 4.250%, 4/1/2023	316,758
485,000	Series A, 5.000%, 4/1/2026	562,585
40,000	Series B, 5.000%, 4/1/2016	40,148
360,000	Series B, 3.200%, 4/1/2024	378,443
375,000	Series B, 3.375%, 4/1/2025	397,174
385,000	Series B, 3.500%, 4/1/2026	408,296
400,000	Series B, 3.600%, 4/1/2027	423,592
1,070,000	West Virginia Hospital Finance Authority Lease Revenue Bonds (Veterans Nursing Home), 5.500%, 3/1/2019	1,071,445
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 5.375%, 6/1/2028, (AGM)	1,132,550
300,000	West Virginia Hospital Finance Authority Revenue Bonds (United Hospital Center, Inc. Project), Series A, 4.500%, 6/1/2026, (AMBAC)	311,910
	West Virginia Housing Development Fund Revenue Bonds:
600,000	Series A, 1.600%, 11/1/2017	610,488
685,000	Series A, 2.000%, 11/1/2018	706,276
325,000	Series A, 3.600%, 5/1/2022	347,314
1,340,000	Series A, 3.200%, 11/1/2023	1,390,210
1,000,000	Series A, 3.800%, 11/1/2024	1,058,640
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
450,000	4.125%, 7/1/2017	483,628
450,000	4.250%, 7/1/2018	493,691
310,000	5.000%, 7/1/2026	343,706
500,000	Series A, 3.000%, 7/1/2025	519,830
700,000	Series A, 3.125%, 7/1/2026	728,812
200,000	Series B, 3.000%, 7/1/2018	211,486
370,000	Series B, 4.000%, 7/1/2023	409,187
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
500,000	Series A, 5.000%, 7/1/2024	611,830
515,000	Series A, 5.000%, 7/1/2026	625,333
535,000	Series A, 5.000%, 7/1/2027	646,473

Shares/Principal Amount		Value

$810,000	West Virginia State Road, General Obligation Bonds, 5.000%, 6/1/2024, (NATL-RE FGIC)	$815,978
500,000	West Virginia State Road, General Obligation Unlimited Bonds, 5.000%, 6/1/2021, (NATL-RE FGIC)	503,765
	West Virginia State University Revenue Bonds:
300,000	Series A, 1.500%, 10/1/2016	298,899
335,000	Series A, 3.000%, 10/1/2020	343,724
340,000	Series A, 2.550%, 10/1/2021	338,990
	West Virginia University Revenue Bonds (West Virginia University Project):
425,000	2.625%, 10/1/2024	420,588
1,000,000	Series A, 5.500%, 4/1/2016, (NATL-RE)	1,051,570
345,000	Series B, 5.000%, 10/1/2025	405,444
750,000	Series B, 4.125%, 10/1/2031	805,868
1,090,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 4.750%, 10/1/2023, (AGM)	1,151,825
500,000	West Virginia Water Development Authority Revenue Bonds, Series A, 5.000%, 11/1/2035, (AGM)	512,020
435,000	West Virginia Water Development Authority Revenue Bonds (Chesapeake Bay/Greenbrier River Project), Series A, 5.000%, 7/1/2022	525,197
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	278,478
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,543,693
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	628,220
600,000	Series A-II, 3.250%, 11/1/2025	629,802
1,000,000	Series A-II, 5.000%, 11/1/2025, (NATL-RE FGIC)	1,025,630
900,000	Series A-II, 4.250%, 11/1/2026, (NATL-RE FGIC)	915,435
1,000,000	Series A-II, 5.000%, 11/1/2033, (NATL-RE FGIC)	1,022,690
725,000	Series B-II, 4.000%, 11/1/2025	802,278

Shares/Principal Amount		Value

	West Virginia Water Development Authority Revenue Bonds (Loan Program IV):
$500,000	Series A, 5.000%, 11/1/2019, (AGM)	$512,315
1,000,000	Series B-IV, 5.125%, 11/1/2024, (AMBAC)	1,025,460
650,000	Series B-IV, 4.750%, 11/1/2035, (AMBAC)	662,402
1,000,000	West Virginia, General Obligation Unlimited Bonds, Series A, 5.200%, 11/1/2026	1,169,640
	Wheeling, West Virginia, Waterworks & Sewer System Revenue Bonds:
370,000	Series A, 3.250%, 6/1/2015	371,865
700,000	Series A, 3.500%, 6/1/2016, (AGM)	726,362
625,000	Series A, 3.000%, 6/1/2018	647,156
875,000	Series A, 3.000%, 6/1/2019	904,794
500,000	Series A, 4.250%, 6/1/2026, (AGM)	516,580
500,000	Series A, 4.750%, 6/1/2036, (AGM)	518,035

		106,048,794
TOTAL MUNICIPAL BONDS

(Cost $115,701,730)		119,732,599

SHORT TERM INVESTMENTS-0.4%
	Mutual Funds-0.4%
443,237	Federated U.S. Treasury Cash Reserve Fund 7-Day Yield 0.000% (at net asset value)	443,237

TOTAL SHORT TERM INVESTMENTS

(Cost $443,237)		443,237

TOTAL INVESTMENTS-99.0%
(Cost $116,144,967)		120,175,836
OTHER ASSETS AND LIABILITIES-NET(1)-1.0%		1,207,039

NET ASSETS-100.0%		$121,382,875

(1)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets at March 31, 2015.

The following acronyms are used throughout this portfolio:

AGM	-	Assured Guaranty Municipal.
AMBAC	-	AMBAC Indemnity Corp.
ARCs	-	Auction Rate Certificates.
FGIC	-	Financial Guaranty Insurance Co.

FSA	-	Financial Security Assurance, Inc.
NATL-RE	-	Third party insurer for municipal debt securities.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

March 31, 2015 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Growth Fund (“Small Company Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Growth Fund (“Growth Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.
››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and
››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

¡	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
¡	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
¡	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Funds’ investments carried at value:

WesMark Small Company Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$87,386,474	$–	$–	$87,386,474
Exchange Traded Funds	5,017,885	–	–	5,017,885
Short Term Investments	10,297,532	–	–	10,297,532

Total	$102,701,891	$–	$–	$102,701,891

WesMark Growth Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$344,655,860	$–	$–	$344,655,860
Exchange Traded Funds	5,052,000			5,052,000
Short Term Investments	14,327,875	–	–	14,327,875

Total	$364,035,735	$–	$–	$364,035,735

WesMark Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$58,568,501	$–	$–	$58,568,501
Exchange Traded Funds	3,715,990	–	–	3,715,990
Preferred Stocks	1,010,550	–	–	1,010,550
Corporate Bonds	–	15,439,770	–	15,439,770
U.S. Government Agency - Collateralized Mortgage Obligations	–	5,366,322	–	5,366,322
U.S. Government Agency - Mortgage Backed Securities	–	3,972,499	–	3,972,499
U.S. Government Agency Securities	–	6,539,000	–	6,539,000
Taxable Municipal Bonds	–	5,712,218	–	5,712,218
Short Term Investments	2,693,411	–	–	–

Total	$65,988,452	$37,029,809	$–	$103,018,261

Other Financial Instruments

Liabilities
Written Options	$(47,102)	$–	$–	$(47,102)

Total	$(47,102)	$–	$–	$(47,102)

WesMark Government Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

U.S. Government Agency - Collateralized Mortgage Obligations	$–	$137,197,603	$–	$137,197,603
U.S. Government Agency - Mortgage Backed Securities	–	42,874,441	–	42,874,441
U.S. Government Agency Securities	–	23,283,672	–	23,283,672
U.S. Treasury Bonds	–	12,164,376	–	12,164,376
Taxable Municipal Bonds	–	52,318,851	–	52,318,851
Non-Taxable Municipal Bond	–	1,062,950	–	1,062,950
Short Term Investments	2,116,181	–	–	2,116,181

Total	$2,116,181	$268,901,893	$–	$271,018,074

WesMark West Virginia Municipal Bond Fund

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Municipal Bonds	$–	$119,732,599	$–	$119,732,599
Short Term Investments	443,237	–	–	443,237

Total	$443,237	$119,732,599	$–	$120,175,836

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the three months ended March 31, 2015. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

There were no transfers into and out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

*For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolio of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date.

Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Growth Fund and Growth Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Growth Fund, Growth Fund, and Balanced Fund, are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price, thus involving additional payments by the Funds; 4) possible adverse tax consequences; 5) possible unforeseen redemption request by a derivative counter party increasing possible portfolio losses or costs, or preventing a Fund from implementing its investment strategy; and 6) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value, or net assets will not result in a violation of such restriction.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options

A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; and
››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options

A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the Reference Instrument; and
››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).

The WesMark Balanced Fund had the following transactions in written options during the three months ended March 31, 2015

	Written Call Options

	Contracts	Premiums

Outstanding, December 31, 2014	(200)	$ (18,592)

Positions opened	(530)	(68,718)

Closed	85	14,564

Exercised	150	16,219

Expired	140	9,424

Outstanding, March 31, 2015	(355)	$ (47,102)

Market Value, March 31, 2015		$ (208,135)

4. Unrealized Appreciation/(Depreciation)

At March 31, 2015 the cost of investments and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

Small Company Growth Fund
Aggregate tax cost	$61,633,917
Gross unrealized appreciation	41,492,680
Gross unrealized depreciation	(424,706)
Net unrealized appreciation	$41,067,974

Growth Fund
Aggregate tax cost	$228,973,049
Gross unrealized appreciation	135,850,102
Gross unrealized depreciation	(787,416)
Net unrealized appreciation	$135,062,686

Balanced Fund
Aggregate tax cost	$82,845,985

Gross unrealized appreciation	20,662,229
Gross unrealized depreciation	(489,953)
Net unrealized appreciation	$20,172,276

Government Bond Fund
Aggregate tax cost	$265,583,755
Gross unrealized appreciation	6,681,266
Gross unrealized depreciation	(1,246,947)
Net unrealized appreciation	$5,434,319

West Virginia Municipal Bond Fund
Aggregate tax cost	$116,144,967
Gross unrealized appreciation	4,205,318
Gross unrealized depreciation	(174,449)
Net unrealized appreciation	$4,030,869

5. Concentration Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at March 31, 2015, 31% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.
(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESMARK FUNDS

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	May 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David B. Ellwood
David B. Ellwood
President and Chief Executive Officer (Principal Executive Officer)

Date:	May 7, 2015

By:	/s/ Steven Kellas
Steven Kellas
Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	May 7, 2015